LEASES	6 Months Ended
Jun. 30, 2024
Leases
LEASES

NOTE 8 – LEASES

The Company has various operating leases for office space. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) minus 2.25% (interest rate of short-term bank loans as mentioned in note 9) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 3.625% and 2.75% as of June 30, 2024 and December 31, 2023, respectively.

As of June 30, 2024 and December 31, 2023, the right-of-use assets totaled $288,374 and $34,143, respectively.

As of June 30, 2024 and December 31, 2023, lease liabilities consist of the following:

	As of
	June 30, 2024	December 31, 2023
Lease liabilities – current portion	$54,338	$34,143
Lease liabilities – non-current portion	234,036	—
Total	$288,374	$34,143

During the six months ended June 30, 2024 and 2023, the Company incurred total operating lease expenses of $32,931 and $34,303, respectively.

Other lease information is as follows:

	June 30, 2024	December 31, 2023

Weighted-average remaining lease term – operating leases	5 years	0.5 year
Weighted-average discount rate – operating leases	3.625%	2.75%

The following is a schedule of future minimum payments under operating leases as of June 30:

June 30,

2025	62,868
2026	62,868
2027	62,868
2028	62,868
2029	62,868
Total lease payments	314,340
Less: imputed interest	(25,966)
Total operating lease liabilities, net of interest	$288,374